UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INCOME STOCK FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
   USAA(R)

                                   USAA INCOME
                                         STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.6%)

              ADVERTISING (0.0%)(h)
     6,000    Omnicom Group, Inc.                                                            $      498
                                                                                             ----------
              AEROSPACE & DEFENSE (0.5%)
     8,300    General Dynamics Corp.                                                                965
    12,200    Goodrich Corp.                                                                        440
   181,000    Honeywell International, Inc.                                                       6,190
    18,100    Lockheed Martin Corp.                                                               1,096
    10,300    Precision Castparts Corp.                                                             488
     7,300    United Technologies Corp.                                                             375
                                                                                             ----------
                                                                                                  9,554
                                                                                             ----------
              AGRICULTURAL PRODUCTS (0.1%)
    47,900    Archer-Daniels-Midland Co.                                                          1,167
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.3%)
    40,200    FedEx Corp.                                                                         3,695
    58,300    Ryder System, Inc.                                                                  2,313
                                                                                             ----------
                                                                                                  6,008
                                                                                             ----------
              AIRLINES (0.0%)(h)
    27,700    Southwest Airlines Co.                                                                444
                                                                                             ----------
              ALUMINUM (0.3%)
   264,600    Alcoa, Inc.                                                                         6,427
                                                                                             ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
   194,200    Jones Apparel Group, Inc.                                                           5,298
    94,300    Liz Claiborne, Inc.                                                                 3,319
    40,300    V F Corp.                                                                           2,106
                                                                                             ----------
                                                                                                 10,723
                                                                                             ----------
              APPAREL RETAIL (0.2%)
     2,800    Burlington Coat Factory Warehouse Corp.                                               108
   151,100    TJX Companies, Inc.                                                                 3,253
                                                                                             ----------
                                                                                                  3,361
                                                                                             ----------
              APPLICATION SOFTWARE (0.2%)
    42,600    Compuware Corp.*                                                                      345
     8,600    Fair Isaac Corp.                                                                      359
   157,000    Synopsys, Inc.*                                                                     2,975
                                                                                             ----------
                                                                                                  3,679
                                                                                             ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    54,868    American Capital Strategies Ltd.                                                    2,061
    44,700    Bank of New York, Inc.                                                              1,399
    19,600    Franklin Resources, Inc.                                                            1,732
    13,400    Mellon Financial Corp.                                                                425
     8,200    Northern Trust Corp.                                                                  439
     8,300    State Street Corp.                                                                    458
                                                                                             ----------
                                                                                                  6,514
                                                                                             ----------
              AUTO PARTS & EQUIPMENT (0.3%)
    24,900    ArvinMeritor, Inc.                                                                    399
    69,900    Autoliv                                                                             3,003
    49,600    Dana Corp.                                                                            373
    96,200    Lear Corp.                                                                          2,930
                                                                                             ----------
                                                                                                  6,705
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (1.1%)
 1,271,000    Ford Motor Co.                                                                 $   10,575
   410,700    General Motors Corp.(a)                                                            11,253
                                                                                             ----------
                                                                                                 21,828
                                                                                             ----------
              AUTOMOTIVE RETAIL (0.1%)
   117,000    AutoNation, Inc.*                                                                   2,326
                                                                                             ----------
              BIOTECHNOLOGY (0.2%)
    90,800    Biogen Idec, Inc.*                                                                  3,689
     5,300    Invitrogen Corp.*                                                                     337
                                                                                             ----------
                                                                                                  4,026
                                                                                             ----------
              BROADCASTING & CABLE TV (0.5%)
   313,600    Comcast Corp. "A"*                                                                  8,727
    83,500    Liberty Media Corp. "A"*                                                              666
                                                                                             ----------
                                                                                                  9,393
                                                                                             ----------
              BUILDING PRODUCTS (0.2%)
    78,500    Masco Corp.                                                                         2,237
     6,500    USG Corp.*                                                                            385
    18,700    York International Corp.                                                            1,049
                                                                                             ----------
                                                                                                  3,671
                                                                                             ----------
              CASINOS & GAMING (0.0%)(h)
     6,200    Harrah's Entertainment, Inc.                                                          375
     9,300    MGM Mirage*                                                                           348
                                                                                             ----------
                                                                                                    723
                                                                                             ----------
              COMMERCIAL PRINTING (0.1%)
     3,800    Deluxe Corp.                                                                          127
    78,000    R.R. Donnelley & Sons Co.                                                           2,731
                                                                                             ----------
                                                                                                  2,858
                                                                                             ----------
              COMMUNICATIONS EQUIPMENT (0.2%)
   189,700    Motorola, Inc.                                                                      4,204
    11,100    Scientific-Atlanta, Inc.                                                              393
                                                                                             ----------
                                                                                                  4,597
                                                                                             ----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    84,900    Circuit City Stores, Inc.                                                           1,510
                                                                                             ----------
              COMPUTER HARDWARE (2.5%)
    17,900    Apple Computer, Inc.*                                                               1,031
   434,700    Dell, Inc.*                                                                        13,858
 1,074,400    Hewlett-Packard Co.                                                                30,126
    50,600    IBM Corp.                                                                           4,143
    69,500    NCR Corp.*                                                                          2,101
                                                                                             ----------
                                                                                                 51,259
                                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
   145,300    EMC Corp.*                                                                          2,029
     2,100    Lexmark International, Inc.*                                                           87
    13,300    SanDisk Corp.*                                                                        783
                                                                                             ----------
                                                                                                  2,899
                                                                                             ----------
              CONSTRUCTION & ENGINEERING (0.0%)(h)
     6,100    Jacobs Engineering Group, Inc.*                                                       389
     5,200    URS Corp.*                                                                            210
                                                                                             ----------
                                                                                                    599
                                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    24,300    Caterpillar, Inc.                                                              $    1,278
    33,300    Deere & Co.                                                                         2,020
    33,700    PACCAR, Inc.                                                                        2,360
                                                                                             ----------
                                                                                                  5,658
                                                                                             ----------
              CONSTRUCTION MATERIALS (0.2%)
    56,300    Lafarge North America, Inc.                                                         3,407
    12,000    Martin Marietta Materials, Inc.                                                       947
     5,500    Vulcan Materials Co.                                                                  357
                                                                                             ----------
                                                                                                  4,711
                                                                                             ----------
              CONSUMER FINANCE (0.6%)
     5,000    CompuCredit Corp.*                                                                    219
   460,900    MBNA Corp.                                                                         11,785
       200    Student Loan Corp.                                                                     44
                                                                                             ----------
                                                                                                 12,048
                                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    37,100    Affiliated Computer Services, Inc. "A"*                                             2,008
    50,400    CheckFree Corp.*                                                                    2,142
    74,600    Computer Sciences Corp.*                                                            3,823
    87,100    Electronic Data Systems Corp.                                                       2,030
   167,300    First Data Corp.                                                                    6,767
     9,100    Fiserv, Inc.*                                                                         398
    73,600    SABRE Holdings Corp. "A"                                                            1,437
                                                                                             ----------
                                                                                                 18,605
                                                                                             ----------
              DEPARTMENT STORES (0.1%)
    32,700    Federated Department Stores, Inc.                                                   2,007
    12,100    J.C. Penney Co., Inc.                                                                 619
                                                                                             ----------
                                                                                                  2,626
                                                                                             ----------
              DISTILLERS & VINTNERS (0.2%)
   127,400    Constellation Brands, Inc. "A"*                                                     2,999
                                                                                             ----------
              DISTRIBUTORS (0.2%)
   103,900    Genuine Parts Co.                                                                   4,610
                                                                                             ----------
              DIVERSIFIED BANKS (6.7%)
 1,375,950    Bank of America Corp.                                                              60,184
    87,100    Comerica, Inc.                                                                      5,033
   533,200    U.S. Bancorp                                                                       15,772
   479,600    Wachovia Corp.                                                                     24,229
   498,600    Wells Fargo & Co.                                                                  30,016
                                                                                             ----------
                                                                                                135,234
                                                                                             ----------
              DIVERSIFIED CHEMICALS (1.1%)
    95,300    Dow Chemical Co.                                                                    4,370
   214,200    Du Pont (E.I.) De Nemours & Co.                                                     8,930
    27,200    Eastman Chemical Co.                                                                1,435
     4,100    Engelhard Corp.                                                                       112
   115,000    PPG Industries, Inc.                                                                6,897
                                                                                             ----------
                                                                                                 21,744
                                                                                             ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
   187,800    Cendant Corp.                                                                       3,272
    69,000    Equifax, Inc.                                                                       2,378
                                                                                             ----------
                                                                                                  5,650
                                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.0%)(h)
    14,100    Southern Copper Corp.                                                          $      778
                                                                                             ----------
              DRUG RETAIL (0.3%)
    56,300    CVS Corp.                                                                           1,374
    82,400    Walgreen Co.                                                                        3,744
                                                                                             ----------
                                                                                                  5,118
                                                                                             ----------
              ELECTRIC UTILITIES (2.5%)
    14,400    Allegheny Energy, Inc.*                                                               407
   114,000    American Electric Power Co., Inc.                                                   4,328
    14,100    DPL, Inc.                                                                             363
   184,900    Edison International                                                                8,091
     2,600    Entergy Corp.                                                                         184
   185,300    Exelon Corp.                                                                        9,641
    60,300    FirstEnergy Corp.                                                                   2,864
   140,800    FPL Group, Inc.                                                                     6,063
    45,700    Great Plains Energy, Inc.                                                           1,312
    50,400    Pinnacle West Capital Corp.                                                         2,105
    55,400    PPL Corp.                                                                           1,736
   241,400    Progress Energy, Inc.                                                              10,523
    67,800    Southern Co.                                                                        2,372
                                                                                             ----------
                                                                                                 49,989
                                                                                             ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    16,100    American Power Conversion Corp.*                                                      344
    17,900    Rockwell Automation, Inc.                                                             952
                                                                                             ----------
                                                                                                  1,296
                                                                                             ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(h)
     6,000    AVX Corp.                                                                              74
                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)(h)
    27,800    Jabil Circuit, Inc.*                                                                  830
                                                                                             ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     8,700    Republic Services, Inc.                                                               308
   193,300    Waste Management, Inc.                                                              5,704
                                                                                             ----------
                                                                                                  6,012
                                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    15,600    Monsanto Co.                                                                          983
                                                                                             ----------
              FOOD RETAIL (1.1%)
   222,600    Albertson's, Inc.(a)                                                                5,590
   265,800    Kroger Co.*                                                                         5,289
   303,700    Safeway, Inc.                                                                       7,064
   107,400    SUPERVALU, Inc.                                                                     3,376
                                                                                             ----------
                                                                                                 21,319
                                                                                             ----------
              FOREST PRODUCTS (0.1%)
    64,000    Louisiana-Pacific Corp.                                                             1,596
                                                                                             ----------
              GAS UTILITIES (0.7%)
    81,400    Energen Corp.                                                                       3,061
    87,400    National Fuel Gas Co.                                                               2,634
   130,100    Oneok, Inc.                                                                         3,739

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    36,200    Questar Corp.                                                                  $    2,851
    88,400    UGI Corp.                                                                           2,086
                                                                                             ----------
                                                                                                 14,371
                                                                                             ----------
              GENERAL MERCHANDISE STORES (0.2%)
    24,600    Dollar General Corp.                                                                  478
    78,500    Dollar Tree Stores, Inc.*                                                           1,693
    16,400    Target Corp.                                                                          913
                                                                                             ----------
                                                                                                  3,084
                                                                                             ----------
              HEALTH CARE DISTRIBUTORS (1.5%)
   130,600    AmerisourceBergen Corp.(a)                                                          9,961
   115,400    Cardinal Health, Inc.                                                               7,214
   286,200    McKesson Corp.                                                                     13,002
                                                                                             ----------
                                                                                                 30,177
                                                                                             ----------
              HEALTH CARE FACILITIES (0.4%)
    54,600    Community Health Systems, Inc.*                                                     2,026
    80,400    Health Management Associates, Inc. "A"                                              1,722
   109,900    Tenet Healthcare Corp.*                                                               925
    69,800    Triad Hospitals, Inc.*                                                              2,871
                                                                                             ----------
                                                                                                  7,544
                                                                                             ----------
              HEALTH CARE SERVICES (0.7%)
   114,000    Caremark Rx, Inc.*                                                                  5,973
    52,500    Lincare Holdings, Inc.*                                                             2,145
   104,000    Medco Health Solutions, Inc.*                                                       5,876
                                                                                             ----------
                                                                                                 13,994
                                                                                             ----------
              HOME FURNISHINGS (0.3%)
    71,900    Mohawk Industries, Inc.*                                                            5,612
                                                                                             ----------
              HOME IMPROVEMENT RETAIL (1.2%)
   382,200    Home Depot, Inc.                                                                   15,685
   123,100    Lowe's Companies, Inc.                                                              7,481
                                                                                             ----------
                                                                                                 23,166
                                                                                             ----------
              HOMEBUILDING (2.4%)
    20,800    Beazer Homes USA, Inc.(a)                                                           1,205
   117,800    Centex Corp.                                                                        7,580
   261,466    D.R. Horton, Inc.                                                                   8,024
     8,000    Hovnanian Enterprises, Inc. "A"*                                                      360
    94,100    KB Home                                                                             6,150
   110,500    Lennar Corp. "A"(a)                                                                 6,142
    26,063    M.D.C. Holdings, Inc.                                                               1,788
    39,100    Meritage Homes Corp.*                                                               2,435
       500    NVR, Inc.*                                                                            343
   117,600    Pulte Homes, Inc.                                                                   4,444
    74,300    Ryland Group, Inc.                                                                  5,000
   110,700    Standard Pacific Corp.                                                              4,271
    42,000    Toll Brothers, Inc.*                                                                1,550
                                                                                             ----------
                                                                                                 49,292
                                                                                             ----------
              HOMEFURNISHING RETAIL (0.0%)(h)
     5,200    Bed Bath & Beyond, Inc.*                                                              211
                                                                                             ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
    17,100    Starwood Hotels & Resorts Worldwide, Inc.                                             999
                                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HOUSEHOLD APPLIANCES (0.3%)
    20,000    Black & Decker Corp.                                                           $    1,643
    59,500    Maytag Corp.                                                                        1,024
    52,200    Whirlpool Corp.                                                                     4,098
                                                                                             ----------
                                                                                                  6,765
                                                                                             ----------
              HOUSEHOLD PRODUCTS (0.3%)
    68,700    Energizer Holdings, Inc.*                                                           3,469
    47,300    Kimberly-Clark Corp.                                                                2,688
                                                                                             ----------
                                                                                                  6,157
                                                                                             ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    56,300    Newell Rubbermaid, Inc.                                                             1,294
                                                                                             ----------
              HYPERMARKETS & SUPER CENTERS (0.0%)(h)
     6,000    BJ's Wholesale Club, Inc.*                                                            171
     9,100    Costco Wholesale Corp.                                                                440
                                                                                             ----------
                                                                                                    611
                                                                                             ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
    26,100    AES Corp.*                                                                            415
   125,800    Constellation Energy Group, Inc.                                                    6,894
   260,500    Duke Energy Corp.(a)                                                                6,898
    18,100    TXU Corp.                                                                           1,823
                                                                                             ----------
                                                                                                 16,030
                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (1.0%)
   447,100    General Electric Co.                                                               15,161
    19,200    Teleflex, Inc.                                                                      1,271
    59,500    Textron, Inc.                                                                       4,286
                                                                                             ----------
                                                                                                 20,718
                                                                                             ----------
              INDUSTRIAL GASES (0.2%)
    72,600    Air Products & Chemicals, Inc.                                                      4,156
                                                                                             ----------
              INDUSTRIAL MACHINERY (0.7%)
    47,100    Eaton Corp.                                                                         2,771
     6,400    Flowserve Corp.*                                                                      224
    60,600    Harsco Corp.                                                                        3,893
    35,400    IDEX Corp.                                                                          1,417
    73,900    Pentair, Inc.                                                                       2,401
    74,200    SPX Corp.                                                                           3,192
                                                                                             ----------
                                                                                                 13,898
                                                                                             ----------
              INSURANCE BROKERS (0.2%)
   133,000    Aon Corp.                                                                           4,502
                                                                                             ----------
              INTEGRATED OIL & GAS (10.3%)
     8,800    Amerada Hess Corp.                                                                  1,101
   721,801    Chevron Corp.                                                                      41,193
   629,400    ConocoPhillips                                                                     41,150
 1,918,900    Exxon Mobil Corp.                                                                 107,727
    61,400    Marathon Oil Corp.                                                                  3,694
   176,600    Occidental Petroleum Corp.                                                         13,930
                                                                                             ----------
                                                                                                208,795
                                                                                             ----------
              INTEGRATED TELECOMMUNICATION SERVICES (6.9%)
   616,800    AT&T Corp.                                                                         12,200
 1,128,000    BellSouth Corp.                                                                    29,350

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    89,600    Centurytel Inc.                                                                $    2,933
 1,889,800    SBC Communications, Inc.                                                           45,072
 1,610,000    Verizon Communications, Inc.                                                       50,731
                                                                                             ----------
                                                                                                140,286
                                                                                             ----------
              INTERNET RETAIL (0.2%)
   124,800    IAC/InterActiveCorp*                                                                3,195
                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (2.0%)
    19,600    A.G. Edwards, Inc.                                                                    829
    48,900    Goldman Sachs Group, Inc.                                                           6,179
    86,300    Lehman Brothers Holdings, Inc.                                                     10,328
   188,000    Merrill Lynch & Co., Inc.                                                          12,171
   192,900    Morgan Stanley                                                                     10,496
                                                                                             ----------
                                                                                                 40,003
                                                                                             ----------
              LEISURE PRODUCTS (0.1%)
    60,400    Brunswick Corp.                                                                     2,303
                                                                                             ----------
              LIFE & HEALTH INSURANCE (1.3%)
    10,200    AFLAC, Inc.                                                                           487
    12,700    AmerUs Group Co.                                                                      751
    74,700    Jefferson-Pilot Corp.                                                               4,100
    75,500    Lincoln National Corp.                                                              3,821
    10,500    MetLife, Inc.                                                                         519
    53,700    Nationwide Financial Services, Inc. "A"                                             2,169
    39,100    Protective Life Corp.                                                               1,714
    72,000    Prudential Financial, Inc.                                                          5,241
    10,100    StanCorp Financial Group, Inc.                                                        930
    39,800    Torchmark, Corp.                                                                    2,103
   250,100    UnumProvident Corp.(a)                                                              5,074
                                                                                             ----------
                                                                                                 26,909
                                                                                             ----------
              MANAGED HEALTH CARE (2.0%)
    66,600    Aetna, Inc.                                                                         5,898
   103,600    CIGNA Corp.                                                                        12,004
    67,900    Health Net, Inc.*                                                                   3,181
    97,100    Humana, Inc.*                                                                       4,310
   169,400    UnitedHealth Group, Inc.                                                            9,807
    11,500    WellChoice, Inc.*                                                                     870
    67,100    WellPoint, Inc.*                                                                    5,011
                                                                                             ----------
                                                                                                 41,081
                                                                                             ----------
              MARINE (0.0%)(h)
     4,300    Alexander & Baldwin, Inc.                                                             210
                                                                                             ----------
              METAL & GLASS CONTAINERS (0.0%)(h)
    40,800    Owens-Illinois, Inc.*                                                                 777
                                                                                             ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    53,800    Harley-Davidson, Inc.(a)                                                            2,665
                                                                                             ----------
              MOVIES & ENTERTAINMENT (1.5%)
   658,600    Time Warner, Inc.                                                                  11,743
   296,900    Viacom, Inc. "B"                                                                    9,195
   386,600    Walt Disney Co.                                                                     9,421
                                                                                             ----------
                                                                                                 30,359
                                                                                             ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.4%)
   106,400    American Financial Group, Inc.                                                 $    3,637
   275,100    American International Group, Inc.                                                 17,826
    28,000    Hartford Financial Services Group, Inc.                                             2,233
    87,000    HCC Insurance Holdings, Inc.                                                        2,610
    19,400    Loews Corp.                                                                         1,804
                                                                                             ----------
                                                                                                 28,110
                                                                                             ----------
              MULTI-UTILITIES (2.0%)
    87,500    Alliant Energy Corp.                                                                2,314
     7,400    Ameren Corp.                                                                          389
   446,900    CenterPoint Energy, Inc.(a)                                                         5,917
    25,200    CMS Energy Corp.*                                                                     376
    52,300    Consolidated Edison, Inc.                                                           2,380
    32,800    Dominion Resources, Inc.                                                            2,496
    81,200    DTE Energy Co.                                                                      3,508
    83,400    Energy East Corp.                                                                   1,989
   101,400    MDU Resources Group, Inc.                                                           3,343
    65,400    NiSource, Inc.                                                                      1,547
    46,700    NSTAR                                                                               1,270
    48,300    PG&E Corp.                                                                          1,757
    95,700    Public Service Enterprise Group, Inc.                                               6,019
    23,000    Puget Energy, Inc.                                                                    493
   260,800    Teco Energy, Inc.                                                                   4,512
   123,100    XCEL Energy, Inc.                                                                   2,256
                                                                                             ----------
                                                                                                 40,566
                                                                                             ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
    95,800    Pitney Bowes, Inc.                                                                  4,031
                                                                                             ----------
              OIL & GAS DRILLING (0.1%)
     8,900    Ensco International, Inc.                                                             406
     7,900    Helmerich & Payne, Inc.                                                               437
    15,200    Pride International, Inc.*                                                            427
                                                                                             ----------
                                                                                                  1,270
                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)(h)
     6,100    National-Oilwell Varco, Inc.*                                                         381
     8,800    Tidewater, Inc.                                                                       405
                                                                                             ----------
                                                                                                    786
                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    54,200    Anadarko Petroleum Corp.                                                            4,917
    56,500    Apache Corp.                                                                        3,606
    54,300    Burlington Resources, Inc.                                                          3,922
    40,300    Chesapeake Energy Corp.                                                             1,294
   173,900    Devon Energy Corp.                                                                 10,500
    24,600    EOG Resources, Inc.                                                                 1,667
    61,000    Forest Oil Corp.*                                                                   2,664
     5,000    Kerr-McGee Corp.                                                                      425
                                                                                             ----------
                                                                                                 28,995
                                                                                             ----------
              OIL & GAS REFINING & MARKETING (1.2%)
    46,600    Sunoco, Inc.                                                                        3,472
    46,400    Tesoro Corp.                                                                        2,837
   178,000    Valero Energy Corp.                                                                18,733
                                                                                             ----------
                                                                                                 25,042
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   157,800    El Paso Corp.(a)                                                               $    1,872
    54,400    Kinder Morgan, Inc.                                                                 4,945
    25,900    Overseas Shipholding Group, Inc.                                                    1,233
    46,700    Williams Companies, Inc.                                                            1,041
                                                                                             ----------
                                                                                                  9,091
                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.9%)
   976,900    Citigroup, Inc.                                                                    44,723
   919,700    J.P. Morgan Chase & Co.                                                            33,679
                                                                                             ----------
                                                                                                 78,402
                                                                                             ----------
              PACKAGED FOODS & MEAT (1.5%)
    88,500    ConAgra Foods, Inc.                                                                 2,059
    86,000    Dean Foods Co.*                                                                     3,109
    22,000    H.J. Heinz Co.                                                                        781
    40,100    J.M. Smucker Co.                                                                    1,833
    90,800    Kraft Foods, Inc. "A"                                                               2,570
    69,000    Pilgrims Pride Corp.                                                                2,172
   570,300    Sara Lee Corp.                                                                     10,180
   371,100    Tyson Foods, Inc. "A"                                                               6,605
                                                                                             ----------
                                                                                                 29,309
                                                                                             ----------
              PAPER PACKAGING (0.0%)(h)
    10,800    Sonoco Products Co.                                                                   306
                                                                                             ----------
              PAPER PRODUCTS (0.2%)
    84,200    International Paper Co.                                                             2,457
    85,900    MeadWestVaco Corp.                                                                  2,252
                                                                                             ----------
                                                                                                  4,709
                                                                                             ----------
              PERSONAL PRODUCTS (0.1%)
    62,300    Alberto-Culver Co. "B"                                                              2,704
                                                                                             ----------
              PHARMACEUTICALS (5.1%)
   739,200    Bristol-Myers Squibb Co.                                                           15,649
    53,500    Eli Lilly and Co.                                                                   2,664
    26,200    Johnson & Johnson                                                                   1,640
   230,000    King Pharmaceuticals, Inc.*                                                         3,549
   906,200    Merck & Co., Inc.                                                                  25,573
 2,261,800    Pfizer, Inc.                                                                       49,171
   125,600    Wyeth                                                                               5,597
                                                                                             ----------
                                                                                                103,843
                                                                                             ----------
              PHOTOGRAPHIC PRODUCTS (0.2%)
   191,200    Eastman Kodak Co.(a)                                                                4,187
                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (2.7%)
   174,400    Allstate Corp.                                                                      9,207
    12,700    Ambac Financial Group, Inc.                                                           900
    42,200    Chubb Corp.                                                                         3,923
    35,000    Commerce Group, Inc.                                                                1,989
   255,180    Fidelity National Financial, Inc.*                                                  9,559
    34,952    Fidelity National Title Group, Inc.                                                   760
   142,800    First American Corp.                                                                6,257
    57,000    MBIA, Inc.                                                                          3,320
   171,500    Old Republic International Corp.                                                    4,444

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    19,900    Progressive Corp.                                                              $    2,305
    30,300    Safeco Corp.                                                                        1,688
   128,100    St. Paul Travelers Companies, Inc.                                                  5,768
    85,200    W.R. Berkley Corp.                                                                  3,723
                                                                                             ----------
                                                                                                 53,843
                                                                                             ----------
              PUBLISHING (0.2%)
    51,800    Gannett Co., Inc.                                                                   3,246
     2,000    Interactive Data Corp.*                                                                46
     2,300    Lee Enterprises, Inc.                                                                  90
                                                                                             ----------
                                                                                                  3,382
                                                                                             ----------
              RAILROADS (0.6%)
    73,200    Burlington Northern Santa Fe Corp.                                                  4,543
   116,700    CSX Corp.                                                                           5,346
    11,000    Norfolk Southern Corp.                                                                442
    18,600    Union Pacific Corp.                                                                 1,287
                                                                                             ----------
                                                                                                 11,618
                                                                                             ----------
              REAL ESTATE INVESTMENT TRUSTS (2.2%)
   121,800    Annaly Mortgage Management, Inc.(a)                                                 1,398
    63,800    Apartment Investment and Management Co. "A"                                         2,450
    12,300    Archstone-Smith Trust                                                                 499
     4,800    AvalonBay Communities, Inc.                                                           414
    39,600    Boston Properties, Inc.                                                             2,741
    79,500    CBL & Associates Properties, Inc.                                                   2,969
    80,500    Developers Diversified Realty Corp.                                                 3,516
   128,700    Equity Office Properties Trust                                                      3,964
       600    Equity Residential Properties Trust                                                    24
    14,000    Friedman, Billings, Ramsey Group, Inc.                                                124
    94,500    General Growth Properties, Inc.                                                     4,015
    72,400    Hospitality Properties Trust                                                        2,874
   101,500    iStar Financial, Inc.                                                               3,742
    77,600    New Century Financial Corp.(a)                                                      2,396
    56,100    Simon Property Group, Inc.                                                          4,018
   154,400    Thornburg Mortgage, Inc.(a)                                                         3,914
    80,200    Trizec Properties, Inc.                                                             1,785
    43,200    Vornado Realty Trust                                                                3,499
                                                                                             ----------
                                                                                                 44,342
                                                                                             ----------
              REGIONAL BANKS (4.2%)
    72,400    AmSouth Bancorp                                                                     1,827
   400,500    BB&T Corp.                                                                         16,957
    90,700    Colonial Bancgroup, Inc.                                                            2,209
    79,800    Commerce Bancorp, Inc.(a)                                                           2,431
    34,500    Compass Bancshares, Inc.                                                            1,682
   114,200    Fifth Third Bancorp                                                                 4,587
    67,700    First Horizon National Corp.                                                        2,619
    14,800    Firstmerit Corp.                                                                      390
   165,600    KeyCorp                                                                             5,339
   495,246    National City Corp.(a)                                                             15,962
   146,900    PNC Financial Services Group, Inc.                                                  8,918
   164,000    Popular, Inc.                                                                       3,323
   199,529    Regions Financial Corp.                                                             6,495
   154,000    SunTrust Banks, Inc.                                                               11,162
     5,700    UnionBanCal Corp.                                                                     390
    18,000    Zions Bancorp                                                                       1,322
                                                                                             ----------
                                                                                                 85,613
                                                                                             ----------

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USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              RESTAURANTS (1.0%)
    21,550    Applebee's International, Inc.                                                 $      472
    60,400    Brinker International, Inc.*(a)                                                     2,303
    27,500    CBRL Group, Inc.                                                                      954
    24,100    Darden Restaurants, Inc.                                                              781
   365,400    McDonald's Corp.                                                                   11,547
    71,300    Outback Steakhouse, Inc.                                                            2,685
    42,000    Wendy's International, Inc.                                                         1,962
                                                                                             ----------
                                                                                                 20,704
                                                                                             ----------
              SEMICONDUCTOR EQUIPMENT (0.0%)(h)
     8,500    KLA-Tencor Corp.                                                                      393
                                                                                             ----------
              SEMICONDUCTORS (0.1%)
    52,100    Advanced Micro Devices, Inc.*                                                       1,210
    33,400    Intel Corp.                                                                           785
    17,600    Intersil Corp. "A"                                                                    400
                                                                                             ----------
                                                                                                  2,395
                                                                                             ----------
              SOFT DRINKS (0.6%)
   219,500    Coca-Cola Co.                                                                       9,390
    88,000    PepsiAmericas, Inc.                                                                 2,052
                                                                                             ----------
                                                                                                 11,442
                                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)(h)
    14,500    H&R Block, Inc.                                                                       360
                                                                                             ----------
              SPECIALIZED FINANCE (0.2%)
   104,700    CIT Group, Inc.                                                                     4,788
                                                                                             ----------
              SPECIALTY CHEMICALS (0.4%)
   198,300    Chemtura Corp.                                                                      2,122
   100,300    Rohm & Haas Co.                                                                     4,366
    52,200    RPM International, Inc.                                                               972
                                                                                             ----------
                                                                                                  7,460
                                                                                             ----------
              SPECIALTY STORES (0.2%)
    79,100    Barnes & Noble, Inc.                                                                2,860
    32,200    Office Depot, Inc.*                                                                   887
    10,300    Tiffany & Co.                                                                         406
                                                                                             ----------
                                                                                                  4,153
                                                                                             ----------
              STEEL (0.4%)
    85,200    Nucor Corp.(a)                                                                      5,099
     3,200    Steel Dynamics, Inc.                                                                   99
    51,400    United States Steel Corp.                                                           1,878
    26,800    Worthington Industries, Inc.                                                          539
                                                                                             ----------
                                                                                                  7,615
                                                                                             ----------
              SYSTEMS SOFTWARE (0.3%)
    49,500    Microsoft Corp.                                                                     1,272
    32,700    Oracle Corp.*                                                                         415
    10,500    Sybase, Inc.*                                                                         234
   197,300    Symantec Corp.*                                                                     4,705
                                                                                             ----------
                                                                                                  6,626
                                                                                             ----------
              TECHNOLOGY DISTRIBUTORS (0.2%)
   122,400    Ingram Micro, Inc. "A"*                                                             2,216
    51,100    Tech Data Corp.*                                                                    1,770
                                                                                             ----------
                                                                                                  3,986
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (4.6%)
    74,250    Astoria Financial Corp.                                                        $    2,075
   222,000    Countrywide Financial Corp.                                                         7,053
    39,800    Downey Financial Corp.                                                              2,426
   578,900    Fannie Mae(d)                                                                      27,509
   255,500    Freddie Mac(d)                                                                     15,675
    79,300    Golden West Financial Corp.                                                         4,657
    78,300    IndyMac Bancorp, Inc.                                                               2,923
   123,900    New York Community Bancorp, Inc.(a)                                                 2,004
     8,700    Radian Group, Inc.                                                                    453
   193,500    Sovereign Bancorp, Inc.                                                             4,174
     6,188    Washington Federal, Inc.                                                              142
   577,612    Washington Mutual, Inc.                                                            22,874
                                                                                             ----------
                                                                                                 91,965
                                                                                             ----------
              TOBACCO (3.4%)
   820,000    Altria Group, Inc.                                                                 61,541
    13,800    Loews Corp. - Carolina Group                                                          568
    27,300    Reynolds American, Inc.(a)                                                          2,320
    81,200    UST, Inc.                                                                           3,361
                                                                                             ----------
                                                                                                 67,790
                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)(h)
     6,900    W.W. Grainger, Inc.                                                                   462
                                                                                             ----------
              TRUCKING (0.0%)(h)
     5,200    Laidlaw International, Inc.                                                           118
                                                                                             ----------
              WATER UTILITIES (0.0%)(h)
    15,800    Aqua America, Inc.                                                                    535
                                                                                             ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    67,800    Alltel Corp.                                                                        4,194
   566,120    Sprint Nextel Corp.                                                                13,197
    75,600    Telephone & Data Systems, Inc.                                                      2,859
                                                                                             ----------
                                                                                                 20,250
                                                                                             ----------
              Total common stocks (cost: $1,902,877)                                          1,993,004
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS
26,909,968    SSgA Prime Money Market Fund, 3.68%(b) (cost: $26,910)                             26,910
                                                                                             ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (3.6%)(g)

              MONEY MARKET FUNDS (0.0%)(h)
 1,162,349    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(b)                     1,162
    27,538    Merrill Lynch Premier Institutional Fund, 3.72%(b)                                     28
                                                                                             ----------
                                                                                                  1,190
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                       MARKET
    AMOUNT                                                                                        VALUE
     (000)    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (1.1%)(c)
   $ 6,000    Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $6,000 (collateralized by $6,430 of Federal Home
                Loan Bank Bonds(d), 3.50%, due 3/16/2010; market value $6,121)               $    6,000
    16,000    Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $16,000 (collateralized by $16,647 of Fannie Mae
                Notes(d), 3.88% - 6.25%, due 2/15/2010 - 10/27/2025; market value $16,320)       16,000
                                                                                             ----------
                                                                                                 22,000
                                                                                             ----------
              COMMERCIAL PAPER (0.5%)
    10,000    Goldman Sachs Group, Inc.(e), 3.97%(f), 5/26/2006                                  10,000
                                                                                             ----------

              CORPORATE BONDS (2.0%)
    20,000    Wells Fargo & Co., 4.15%(f), 12/16/2005                                            20,010
    20,000    White Pine Finance LLC(e), 3.95%(f), 6/12/2006                                     20,003
                                                                                             ----------
                                                                                                 40,013
                                                                                             ----------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $73,193)                                                73,203
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $2,002,980)                                           $2,093,117
                                                                                             ==========

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USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $171,099,000 and $80,962,000, respectively, resulting in net unrealized appreciation of $90,137,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,022,615,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $71,510,000.

         (b) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

         (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by

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           (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

             Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005.

         (g) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (h) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding October 31, 2005. As of October 31, 2005, 96.3% of the Fund's net assets were invested in dividend-paying stocks.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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

      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48452-1205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.